Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details Textual)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financing Receivable, Modifications, Number of Contracts		0
Financing Receivable, Modifications, Recorded Investment		$ 733,000	$ 781,000
Financing Receivable, Modifications, Number of Contracts Paid-off	1
Loans and Leases Receivable, Gross		179,104,000	145,136,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans		115,000	10,000
Impaired Financing Receivable, Interest Income, Cash Basis Method		0	$ 0
Loans and Leases Receivable, Impaired, Commitment to Lend		$ 0
Performing Financial Instruments [Member]
Financing Receivable, Modifications, Number of Contracts		8	9
Financing Receivable, Modifications, Recorded Investment		$ 733,000	$ 781,000
Nonperforming Financial Instruments [Member]
Loans and Leases Receivable, Gross		$ 1,900,000	$ 852,000